Subsequent Events - (Details) - Cik 0001821171_qell acquisition corp Member - USD ($)			5 Months Ended
	Mar. 30, 2021	Jan. 28, 2021	Dec. 31, 2020
Holdings
Subsequent Event [Line Items]
Expenses per month			$ 50,000
Subsequent event | Holdings
Subsequent Event [Line Items]
Expenses per month		$ 50,000
Subsequent event | Business Combination Agreement [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock	$ 2,400,000,000
Sale of Stock, Price Per Share	$ 10.00
Subsequent event | Private Placement Investors [member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	45,000,000
Proceeds from Issuance of Common Stock	$ 450,000,000